               June 30, 2001

                Semi-Annual Report [LOGO]

                         Institutional Money Market Fund


                         Advised by Barclays Global Fund Advisors
                         Sponsored and distributed by Stephens Inc., Member NYSE/SIPC


                Barclays Global Investors Funds, Inc.

Table of Contents

  To Our Shareholders.......................................    1
  Market Overview...........................................    2
  Managers' Discussion and Analysis.........................    3

Institutional Money Market Fund

  Statement of Assets and Liabilities.......................    4
  Statement of Operations...................................    4
  Statements of Changes in Net Assets.......................    5
  Financial Highlights......................................    6
  Notes to the Financial Statements.........................    7

Money Market Master Portfolio

  Schedule of Investments...................................    9
  Statement of Assets and Liabilities.......................   11
  Statement of Operations...................................   11
  Statements of Changes in Net Assets.......................   11
  Notes to the Financial Statements.........................   12

To Our Shareholders

     The first half of the 2001 fiscal year was marked with continued volatility. Highlights from the six-month period include:

     . The Nasdaq Composite Index experienced its worst first quarter performance in history, and the S&P 500 experienced its worst first quarter in 23 years.

     . The Federal Reserve Board lowered short-term interest rates six times during the first half of the year, decreasing the federal funds rate to 3.75% and the discount rate to 3.25%.

     .    The jobless rate reached 4.55%, its highest level in ten years.

     . The Federal government passed a 10-year, $1.35 trillion tax-cut package that will provide tax rebates in the third quarter of 2001.

     As we look back on another period of market volatility, we urge investors to maintain a long-term perspective when making investment decisions. While one fund's recent performance may be better than another's, it is important to remember that past performance is no guarantee of future returns. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your short- or long-term objectives. One trait many successful investors share is the ability to stay focused on their personal financial goals while ignoring temporary market swings.

     The Barclays Global Investors Funds offer a simple, cost-effective way for you to invest in your future. We trust that the Funds are fulfilling your expectations and will continue to do so. We appreciate your confidence and look forward to continuing to help you meet your investment goals.

Barclays Global Investors Family of Funds                            August 2001

Barclays Global Investors Funds Market Overview
Six month period ending June 30, 2001

U.S. Equity Markets

     The U.S. stock market endured another volatile period, dipping to historic first quarter lows before erasing some of those losses in the second quarter. As the year opened, consumer confidence, marked as the "critical factor" by Federal Reserve Chairman Alan Greenspan, plunged to its lowest level in four years. Earnings disappointments, job cuts, and weak economic indicators continued to plague equity markets. Driven by continued weakness among technology stocks, the Nasdaq experienced its worst first quarter performance in history, and the S&P 500 experienced its worst first quarter in 23 years.

     On April 4, the Nasdaq reached 1638, representing a loss of two-thirds of its value since its peak on March 10, 2000. In response to the bleak economic signs and weak markets, the Federal Reserve Board (the "Fed") began an aggressive campaign to prevent the sagging economy from slipping into recession. After six rate cuts in as many months, the Fed lowered short-term rates a total of 2.75%. The federal government also acted to stimulate the economy. In the second quarter, a $1.35 trillion tax cut was passed, including a tax rebate that would inject capital into the economy in the third quarter.

     Mixed economic signs emerged throughout the period. Industrial output figures reached their lowest levels in five years, GDP growth, initially reported at 2%, was revised down to 1.3% and jobless claims reached new highs. However, figures for housing starts and consumer prices showed signs of life and revived investor optimism. By the end of the period, the combination of the Fed's actions, the anticipated positive effects of tax rebates, and intermittent positive economic signs provided enough encouragement to drive markets up, although not enough to compensate for the losses suffered early in the year. The technology sector, which led the decline in the first few months of the year, bounced back impressively in the second quarter, and growth stocks charged past value stocks during the second quarter. For the six-month period ended June 30, 2001, the S&P 500 declined 6.70%, and the Nasdaq Composite Index declined 12.39%.

U.S. Fixed Income Markets

     Like U.S. equity markets, bond markets experienced a volatile first half of 2001. However, because what is good for stocks typically tends to be bad for bonds and vice versa, the bond markets' performance pattern was opposite the equities markets'. During the first few months of the year, the weakening U.S. economy helped bond market returns. As the economy slowed, interest rates dropped, driving bond prices up. Spurred by the Fed's actions, short-term interest rates enjoyed the biggest gains: during the first quarter alone, the yield on 3-month Treasury paper fell 1.6% to 4.3%.

     Corporate bonds also enjoyed a strong first quarter. As corporate spreads tightened from historical peaks, corporate bonds outperformed duration-matched Treasury bonds by 1.5% during the first three months of the year. Both the Lehman Aggregate and Government/Credit Indices benefited from the broad rally in investment-grade spread issues, registering first quarter returns of 3.0% and 3.2%, respectively.

     During the second quarter, the signs of possible economic recovery that buoyed equity markets hurt bonds, particularly long-term Treasury bonds. Because the prospect of economic strength brought with it the potential for inflation, long-term rates crept up during the second quarter. The Federal government's tax cut also lowered projections of future government budget surpluses. This led investors to conclude that the Treasury would not be able to buy back as many of its outstanding bonds. Meanwhile, additional Fed rate cuts helped short-term yields to drift lower through the second quarter. The combination of lower short-term rates and higher long-term rates caused the yield curve to steepen during the period. As a result, the spread between the 2- and 30-year issues widened from 0.37% to 1.52% -- its largest gap since February 1994.

Managers' Discussion & Analysis

                        Institutional Money Market Fund
                           Performance as of 6/30/01

--------------------------------------------------------------------------------
                                Seven-Day Yield
--------------------------------------------------------------------------------
Institutional Money Market Fund                     Distributor Shares     3.98%
                                                    Institutional Shares   4.08%
--------------------------------------------------------------------------------

The seven-day yield is an annualized yield for the seven-day period ended December 31, 2000. "Annualized yield" refers to the interest you would earn if you held a share of the Institutional Money Market Fund for one year; the yield is prorated if you hold a share of the Fund for a shorter period of time. The yield reflects fluctuations in interest rates on the Fund's investments and expenses for the Fund's administrations and management.

     As the year 2001 opened, the economy showed signs of weakness and a potential slide toward a near-term recession. The Federal Reserve Board ("the Fed") responded immediately, cutting interest rates 0.50% inter-meeting in an effort to improve a deteriorating credit environment. When consumer confidence continued to decline and the fourth quarter growth rate (GDP) was reported at a modest 1.0%, the Fed continued their aggressive action by cutting interest rates two additional times, ending the quarter with a total easing of 1.50% and a federal funds rate of 5.00%. The discount rate followed closely behind to end the quarter at 4.50%. Throughout the second quarter of 2001, key indicators continued to show signs of weakness in the U.S. economy. Because the prospects for a quick U.S. growth recovery were unclear, the Fed continued its aggressive action by lowering interest rates by 0.50% at both the April and May Federal Open Market Committee meetings. After positive housing and consumer confidence reports showed signs of slight improvement to the economy, the Fed curtailed their easing to 0.25% in June. The six-month period ended with a 3.75% federal funds rate, a 3.25% discount rate, and an expected second quarter growth rate of 0.5%.

     Throughout the first quarter, a significant portion of the Fund was positioned to mature within one month, as many securities with longer maturities were priced to incorporate another inter-meeting and/or aggressive Fed move. This strategy proved advantageous and prudent, as the Fed eased aggressively and then moved to a moderate pace late in the second quarter. As a hedge against a continued inversion of the yield curve, a small portion of the Fund was invested in securities ranging in maturities from two to five months during the first quarter. Not until the release of a positive consumer confidence report and continued signs of strong consumer spending, did the Fund exercise its lengthening strategy. This well-timed execution of foregoing higher returns for longer maturities resulted in positive performance throughout the first quarter.

     During the second quarter, the Fund purchased three-and six-month maturities in an effort to maintain its weighted average maturity, and to hedge against continued Fed action. In addition, the Fund held ample short-term paper maturing within thirty days to cover any cash outflows.

     On the heels of six interest rate cuts by the Fed in six months, we continue to monitor current economic conditions and the future impact of fiscal policy on the U.S. economy. We will continue to lengthen as opportunities arise and watch for clear signs of a stabilizing economy and a move towards a more sustainable growth rate.

The Institutional Money Market Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the Fund" are to the feeder fund or the Master Portfolio.

INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------

ASSETS
Investment in Money Market Master Portfolio,
 at market value (Note 1)                                          $136,337,148
                                                                   ------------
Total Assets                                                        136,337,148
                                                                   ------------

LIABILITIES

Payables:
 Distribution to shareholders                                           221,965
 Administration fees (Note 2)                                            14,538
                                                                   ------------
Total Liabilities                                                       236,503
                                                                   ------------
NET ASSETS                                                         $136,100,645
                                                                   ============

Net assets consist of:
 Paid-in capital                                                    136,100,086
 Undistributed net investment income                                          5
 Undistributed net realized gain on investments                             554
                                                                   ------------
NET ASSETS                                                         $136,100,645
                                                                   ============
Shares outstanding:
 Distributor Shares                                                       5,516
                                                                   ------------
 Institutional Shares                                               136,094,569
                                                                   ------------
Net asset value and offering price per share:
 Distributor Shares                                                $       1.00
                                                                   ------------
 Institutional Shares                                              $       1.00
                                                                   ------------
-------------------------------------------------------------------------------



STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
 Interest                                                            $2,723,684
 Expenses                                                               (53,124)
                                                                     ----------
Net investment income allocated from Master Portfolio                 2,670,560
                                                                     ----------
FUND EXPENSES (Note 2)
 Administration fees                                                     10,600
 Distribution fees - Distributor Shares                                       3
                                                                     ----------
Total fund expenses                                                      10,603
                                                                     ----------
Net investment income                                                 2,659,957
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 ALLOCATED FROM MASTER PORTFOLIO
 Net realized gain                                                        1,367
                                                                     ----------
Net gain on investments                                                   1,367
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $2,661,324
                                                                     ==========
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                         For the Six Months
                                        Ended June 30, 2001  For the Year Ended
                                                (Unaudited)   December 31, 2000
                                         ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income                         $  2,659,957         $ 1,301,638
 Net realized gain                                    1,367                  --
                                               ------------         -----------
Net increase in net assets resulting
 from operations                                  2,661,324           1,301,638
                                               ------------         -----------
Distributions to shareholders:
 From net investment income
  Distributor Shares                                   (141)               (324)
  Institutional Shares                           (2,659,811)         (1,301,314)
 From net realized gain on sale of
  investments
  Institutional Shares                                 (813)                 --
                                               ------------         -----------
Total distributions to shareholders              (2,660,765)         (1,301,638)
                                               ------------         -----------
Capital share transactions (Note 3):
 Distributor Shares                                     130                 324
 Institutional Shares                           120,059,881          16,029,627
                                               ------------         -----------
Net increase in net assets resulting
 from capital share transactions                120,060,011          16,029,951
                                               ------------         -----------
Increase in net assets                          120,060,570          16,029,951

NET ASSETS:
Beginning of period                              16,040,075              10,124
                                               ------------         -----------
End of period (including undistributed
 net investment income of $5 and $--,
 respectively)                                 $136,100,645         $16,040,075
                                               ============         ===========
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

---------------------------------------------------------------------------------------------------------------------------------
                                                             Distributor Shares                              Institutional Shares
                               ------------------------------------------------  ------------------------------------------------
                                         Six                                               Six
                                Months Ended                                      Months Ended
                               Jun. 30, 2001       Year Ended      Period Ended  Jun. 30, 2001       Year Ended      Period Ended
                                 (Unaudited)    Dec. 31, 2000    Dec. 31, 1999*    (Unaudited)    Dec. 31, 2000    Dec. 31, 1999*
-------------------------------------------------------------------------------  ------------------------------------------------
Net asset value,
 beginning of period                  $ 1.00           $ 1.00            $ 1.00       $   1.00          $  1.00            $ 1.00
                                      ------           ------            ------       --------          -------            ------
Income from investment
 operations:
 Net investment income                  0.03             0.06              0.02           0.03             0.06              0.02
                                      ------           ------            ------       --------          -------            ------
Total from investment
 operations                             0.03             0.06              0.02           0.03             0.06              0.02
                                      ------           ------            ------       --------          -------            ------
Less distributions from:
 Net investment income                 (0.03)           (0.06)            (0.02)         (0.03)           (0.06)            (0.02)
                                      ------           ------            ------       --------          -------            ------
Total distributions                    (0.03)           (0.06)            (0.02)         (0.03)           (0.06)            (0.02)
                                      ------           ------            ------       --------          -------            ------
Net asset value, end of period        $ 1.00           $ 1.00            $ 1.00       $   1.00          $  1.00            $ 1.00
                                      ======           ======            ======       ========          =======            ======
Total return                            2.57%++          6.46%             2.22%++        2.61%++          6.55%             2.26%++
                                      ======           ======            ======       ========          =======            ======
Ratios/Supplemental data:
 Net assets, end of
  period (000s)                       $    6           $    5            $    5       $136,095          $16,035            $    5
 Ratio of expenses to
  average net assets+                   0.22%            0.22%             0.09%          0.12%            0.12%             0.07%
 Ratio of net investment
  income to average net
  assets+                               5.18%            6.22%             2.95%          5.04%            6.60%             2.97%
---------------------------------------------------------------------------------------------------------------------------------

*  Period from August 1, 1999 (commencement of operations) to December 31,
   1999.
+ Annualized for periods of less than one year. These ratios include expenses charged to the Money Market Master Portfolio.
++  Not annualized.

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.  Summary of Significant Accounting Policies

     Barclays Global Investors Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series investment company. The Company currently offers the following diversified funds: the Asset Allocation, Bond Index, Institutional Money Market, Money Market, and S&P 500 Stock Funds, and the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 Portfolios (formerly the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds).

     These financial statements relate to the Institutional Money Market Fund (the "Fund"). The Fund offers two classes of shares: Distributor Shares and Institutional Shares. Both classes of shares have equal rights to assets and earnings, and differ principally in that the Distributor Shares bear distribution fees.

     The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     Investment Policy And Security Valuation

     The Fund invests all of its assets in the Money Market Master Portfolio (the "Master Portfolio"). The Master Portfolio has the same investment objective as the Fund. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio (19.42% as of June 30, 2001). The method by which the Master Portfolio values its securities is discussed in Note 1 of the Master Portfolio's Notes to the Financial Statements, which are included elsewhere in this report.

     The performance of this Fund is directly related to the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The Fund seeks to maintain a constant net asset value of $1.00 per share for each of the two classes of shares. There is no assurance that the Fund will meet this objective.

     Security Transactions and Income Recognition

     The Fund records daily, its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Dividends are determined separately for each class based on income and expenses allocable to each class.

     Distributions to Shareholders

     Distributions to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed annually, generally in December.

     Federal Income Taxes

     The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended June 30, 2001.

2.  Agreements and Other Transactions with Affiliates

     Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Fund. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global

INSTITUTIONAL MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Investors, N.A. ("BGI") for its services as a sub-administrator of the Fund. IBT also serves as the transfer agent and dividend disbursement agent for the Fund.

     Stephens Inc. ("Stephens") is the Fund's distributor. The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay expenses relating to the distribution of its Distributor Shares. Under the plan, Stephens is entitled to receive a fee for these services (expressed as a percentage of the average daily net assets) of 0.10% of the Fund's Distributor Shares. This fee is an expense of the Distributor Shares only and is not borne by the Institutional Shares.

     The Company has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Fund, such as managing and coordinating third-party service relationships. This fee is an "all-in" or "semi-unified" fee and BGI and Stephens, in consideration thereof, have agreed to bear all of the Fund's ordinary operating expenses, excluding, generally, advisory fees, distribution fees and costs related to securities transactions. Under these arrangements, BGI and Stephens are entitled to receive for these administration services a combined fee (expressed as a percentage of average daily net assets) of 0.02% from the Fund. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Certain officers and directors of the Company are also officers of Stephens. As of June 30, 2001, these officers of Stephens collectively owned less than 1% of the outstanding shares of the Fund.

3.  Capital Share Transactions

     As of June 30, 2001, there were 21.3 billion shares of $.001 par value capital stock authorized by the Company. Of these shares, the Fund was authorized to issue 7 billion shares of $.001 par value capital stock.

     Transactions in capital shares for the Fund were as follows:


-------------------------------------------------------------------------------------------------------
                                                 Six Months Ended                   Year Ended
                                            June 30, 2001 (Unaudited)            December 31, 2000
                                          -----------------------------    ----------------------------
                                                Shares           Amount          Shares          Amount
-------------------------------------------------------------------------------------------------------
Distributor Shares
Shares sold                                         --    $          --              --   $          --
Shares issued in reinvestments
 of dividends and distributions                    130              130             324             324
Shares redeemed                                     --               --              --              --
                                          ------------    -------------    ------------   -------------
Net increase                                       130    $         130             324   $         324
                                          ============    =============    ============   =============

Institutional Shares
Shares sold                                474,493,926    $ 474,493,927     288,736,277   $ 288,736,277
Shares issued in reinvestments
 of dividends and distributions              2,265,651        2,265,651       1,301,314       1,301,314
Shares redeemed                           (356,699,697)    (356,699,697)   (274,007,964)   (274,007,964)
                                          ------------    -------------    ------------   -------------
Net increase                               120,059,880    $ 120,059,881      16,029,627   $  16,029,627
                                          ============    =============    ============   =============
-------------------------------------------------------------------------------------------------------

MONEY MARKET MASTER PORTFOLIO
Schedule of Investments
June 30, 2001 (Unaudited)

                                                          Face
Security                                                Amount        Value
-------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-16.38%
-------------------------------------------------------------------------------
Bayerische Hypo-Und Vereinsbank AG
  4.01%, 08/09/01                                     $ 5,000,000  $  5,000,055
BNP Paribas
  3.63%, 12/27/01                                       5,000,000     5,000,482
  3.78%, 12/14/01                                      20,000,000    20,013,262
Credit Suisse First Boston
  3.99%, 08/02/01                                       5,000,000     5,000,045
  4.72%, 07/19/01                                       5,000,000     5,000,026
Societe Generale
  3.88%, 07/29/02                                      15,000,000    14,996,868
  3.97%, 08/13/01                                       5,000,000     5,000,000
Toronto-Dominion Bank
  4.55%, 10/17/01                                      15,000,000    14,995,093
UBS AG
  4.53%, 10/15/01                                      15,000,000    14,994,233
World Savings Bank
  3.84%, 09/14/01                                      25,000,000    24,996,733
-------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $114,996,797)                                                114,996,797
-------------------------------------------------------------------------------

COMMERCIAL PAPER-46.33%
-------------------------------------------------------------------------------
Amstel Funding Corp.
  3.96%, 08/20/01                                      10,245,000    10,187,526
Centric Capital Corp.
  4.23%, 07/30/01                                       7,000,000     6,975,325
Corporate Asset Funding Co.
  3.93%, 08/07/01                                      15,000,000    14,937,775
Countrywide Home Loans Inc.
  4.30%, 07/02/01                                      10,000,000     9,997,611
Dorada Finance Inc.
  3.96%, 08/23/01                                       5,000,000     4,970,300
Eureka Securitization Corp.
  3.94%, 08/08/01                                      15,000,000    14,935,975
Falcon Asset Securitization Corp.
  3.91%, 08/28/01                                       2,350,000     2,334,941
  3.95%, 10/15/01                                       1,023,000     1,010,990
  4.57%, 10/15/01                                      15,000,000    14,796,254
Florens Container
  4.69%, 07/12/01                                      15,000,000    14,976,550
GE Capital International
  4.22%, 07/26/01                                      10,000,000     9,969,522
Goldman Sachs Group Inc.
  3.78%, 10/04/01                                       5,000,000     4,949,600
  4.12%, 10/29/01                                       5,000,000     4,930,761
Intrepid Funding
  3.90%, 09/04/01                                       9,541,000     9,472,782
  4.23%, 07/19/01                                       5,000,000     4,988,838
Jupiter Securitization Corp.
  3.91%, 09/04/01                                       5,038,000     5,001,886
  3.94%, 08/10/01                                       5,000,000     4,977,564
  4.02%, 07/19/01                                       5,031,000     5,020,326
  4.78%, 07/02/01                                       8,111,000     8,108,846
K2 USA LLC
  4.78%, 07/02/01                                       7,000,000     6,998,141
Kitty Hawk Funding Corp.
  3.81%, 09/10/01                                       3,455,000     3,428,673
Liberty Street Funding Corp.
  4.01%, 07/10/01                                       5,000,000     4,994,430
Links Finance LLC
  3.60%, 11/15/01                                       7,500,000     7,396,500
  3.60%, 11/30/01                                       2,500,000     2,461,750
  4.64%, 08/09/01                                       1,500,000     1,492,258
Moat Funding LLC
  3.80%, 10/05/01                                       1,800,000     1,781,570
  3.95%, 07/02/01                                      15,000,000    14,996,708
  4.22%, 08/03/01                                       5,000,000     4,980,096
Moriarty LLC
  3.57%, 11/26/01                                       5,000,000     4,926,121
  3.60%, 11/19/01                                      10,000,000     9,858,000
  3.83%, 11/26/01                                       5,000,000     4,920,740
  4.57%, 10/19/01                                      10,000,000     9,859,091
Sigma Finance Inc.
  3.68%, 10/04/01                                       5,000,000     4,950,933
  3.92%, 11/21/01                                       5,000,000     4,921,600
  4.55%, 09/06/01                                       5,000,000     4,957,027
Silver Tower US Funding LLC
  3.68%, 09/17/01                                       5,000,000     4,959,677
  3.81%, 09/07/01                                       7,000,000     6,948,883
  3.81%, 09/07/01                                      15,000,000    14,890,463
  4.84%, 07/02/01                                       3,851,000     3,849,963
Special Purpose Accounts Receivable Corp.
  4.00%, 07/06/01                                       5,000,000     4,996,667
Svenska Handels Banken Inc.
  4.12%, 10/22/01                                       3,898,000     3,847,144
Thames Asset Global Securitization Inc.
  4.24%, 07/26/01                                       5,000,000     4,984,689
  4.67%, 07/13/01                                      10,000,000     9,983,136
UBS Finance Delaware Inc.
  3.58%, 12/18/01                                      10,000,000     9,829,950
  3.91%, 08/21/01                                       3,700,000     3,679,103
  3.92%, 08/15/01                                       1,800,000     1,790,984
  3.92%, 08/10/01                                       3,000,000     2,986,607
WCP Funding Corp.
  4.27%, 07/10/01                                       7,000,000     6,991,697
-------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $325,205,973)                                                325,205,973
-------------------------------------------------------------------------------

MEDIUM TERM NOTES-2.15%
-------------------------------------------------------------------------------
Beta Finance Co. Ltd.
  4.31%, 05/31/02                                       5,000,000     5,000,000

MONEY MARKET MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2001 (Unaudited)


                                     Face
Security                            Amount               Value
--------------------------------------------------------------
Medium Term Notes (Continued)
--------------------------------------------------------------
Dorada Finance Inc.
  6.83%, 09/17/01                $10,000,000      $ 10,057,176
--------------------------------------------------------------

TOTAL MEDIUM TERM NOTES
(Cost: $15,057,176)                                 15,057,176
--------------------------------------------------------------

TIME DEPOSITS-1.42%
--------------------------------------------------------------
Bank of Nova Scotia
  4.07%, 07/17/01                 10,000,000        10,000,000
--------------------------------------------------------------

TOTAL TIME DEPOSITS
(Cost: $10,000,000)                                 10,000,000
--------------------------------------------------------------

VARIABLE & FLOATING RATE NOTES-29.33%
--------------------------------------------------------------
Associates Corp. of North America
  3.93%, 06/17/02                 15,000,000        14,999,987
  4.38%, 02/04/02                  1,000,000         1,000,801
Associates Manufactured Housing
  Certificates
  6.85%, 10/15/01                  3,925,775         3,925,775
AT&T Corp.
  4.78%, 07/13/01                 15,000,000        15,000,000
Bank One Corp.
  3.83%, 06/26/02                  3,000,000         3,000,534
  4.20%, 05/07/02                 10,000,000        10,014,090
  4.46%, 08/09/01                 10,000,000        10,002,015
Bank One NA
  4.44%, 01/31/02                  3,000,000         3,000,524
Bayerische Landesbank
  3.86%, 09/19/01                  2,500,000         2,499,618
CIT Group Holdings Inc.
  4.97%, 07/09/01                  2,500,000         2,499,938
Dorada Finance Inc.
  3.85%, 05/14/02                 10,000,000        10,000,000
First Union Corp.
  4.90%, 10/30/01                  8,000,000         8,002,804
First Union National Bank
  3.89%, 02/25/02                  5,000,000         4,999,446
Ford Motor Credit Co.
  4.93%, 07/16/01                 10,000,000        10,000,622
General Motors Acceptance Corp.
  4.50%, 08/06/01                  7,500,000         7,501,456
Goldman Sachs Group Inc.
  4.19%, 01/14/02                  5,000,000         5,004,155
  4.29%, 02/12/02                  1,000,000         1,001,474
  4.43%, 02/18/02                  1,400,000         1,403,617
  4.59%, 01/23/02                  4,000,000         4,005,104
  4.89%, 01/17/02                  2,000,000         2,002,278
  4.93%, 01/14/02                  5,000,000         5,006,798
K2 USA LLC
  3.87%, 06/17/02                 10,000,000        10,000,000
Key Bank NA
  4.01%, 03/18/02                  3,000,000         3,003,179

--------------------------------------------------------------
VARIABLE & FLOATING RATE NOTES (Continued)
--------------------------------------------------------------
  4.71%, 10/26/01                $ 5,000,000      $  5,007,458
Links Finance LLC
  3.84%, 01/25/02                 10,000,000         9,997,436
Merrill Lynch & Co. Inc.
  4.00%, 09/13/01                  3,000,000         3,000,031
  4.08%, 10/12/01                  2,000,000         2,000,017
Monet Trust Class A2 Notes
  3.78%, 09/27/01                 15,000,000        15,000,000
Sigma Finance Inc.
  3.85%, 01/16/02                 10,000,000         9,998,631
US Bancorp
  5.20%, 05/08/02                 13,000,000        13,016,759
US Bank NA Minnesota
  3.93%, 07/23/01                 10,000,000        10,000,000
--------------------------------------------------------------

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $205,894,547)                              $205,894,547
--------------------------------------------------------------

REPURCHASE AGREEMENTS-4.06%
--------------------------------------------------------------
Goldman Sachs Tri-Party
  Repurchase Agreement, dated
  06/29/01, due 07/02/01, with a
  maturity value of $15,005,125
  and an effective yield of
  4.10%.                          15,000,000        15,000,000
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated
  06/29/01, due 07/02/01, with a
  maturity value of $919 and an
  effective yield of 3.70%.              919               919
Merrill Lynch Tri-Party Repurchase
  Agreement, dated 06/29/01, due
  07/02/01, with a maturity value
  of $13,532,566 and an effective
  yield of 4.05%.                 13,528,000        13,528,000
--------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $28,528,919)                                 28,528,919
--------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES-99.67%
(Cost $699,683,412)                                699,683,412
--------------------------------------------------------------

Other Assets, Less Liabilities-0.33%                 2,230,596
--------------------------------------------------------------

NET ASSETS-100.00%                                $701,914,008
==============================================================

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (Unaudited)
-----------------------------------------------------------------------------
ASSETS
Investments at amortized cost
(Cost: $699,683,412) (Note 1)                                   $ 699,683,412

Receivables:
  Interest                                                          2,407,972
                                                                -------------
Total Assets                                                      702,091,384
                                                                -------------

LIABILITIES

Payables:
  Advisory fees (Note 2)                                              177,376
                                                                -------------
Total Liabilities                                                     177,376
                                                                -------------
NET ASSETS                                                      $ 701,914,008
                                                                =============
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2001 (Unaudited)
-----------------------------------------------------------------------------
NET INVESTMENT INCOME
  Interest                                                      $  17,260,676
                                                                -------------
Total investment income                                            17,260,676
                                                                -------------
EXPENSES (NOTE 2)
  Advisory fees                                                       329,007
                                                                -------------
Total expenses                                                        329,007
                                                                -------------
Net investment income                                              16,931,669
                                                                -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on sale of investments                             12,926
                                                                -------------
Net gain on investments                                                12,926
                                                                -------------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                      $  16,944,595
                                                                =============
-----------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------



                                        For the Six Months
                                        Ended June 30, 2001  For the Year Ended
                                           (Unaudited)        December 31, 2000
                                        ------------------  -------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income                    $    16,931,669      $    26,598,971
 Net realized gain                                 12,926                   22
                                          ---------------      ---------------
Net increase in net assets resulting
 from operations                               16,944,595           26,598,993
                                          ---------------      ---------------
Interestholder transactions:
 Contributions                              1,955,251,771        1,633,105,244
 Withdrawals                               (1,783,579,543)      (1,391,880,314)
                                          ---------------      ---------------
Net increase in net assets resulting
 from interestholder transactions             171,672,228          241,224,930
                                          ---------------      ---------------
Increase in net assets                        188,616,823          267,823,923

NET ASSETS:
Beginning of period                           513,297,185          245,473,262
                                          ---------------      ---------------
End of period                             $   701,914,008      $   513,297,185
                                          ===============      ===============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.  Significant Accounting Policies

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate to the Money Market Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     Security Valuation

     The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

     Security Transactions and Income Recognition

     Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount, using a constant yield to maturity method.

     Federal Income Taxes

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     Repurchase Agreements

     The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

MONEY MARKET MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

     The repurchase agreements held by the Master Portfolio at June 30, 2001 were fully collateralized by U.S. Government and Agency obligations as follows:

----------------------------------------------------------------------------------------------
                                                                              Aggregate Market
Repurchase Agreement                Interest Rate(s)       Maturity Date(s)              Value
----------------------------------------------------------------------------------------------
Goldman Sachs Tri-Party                     6.00%           05/01/31              $ 15,300,001
Investors Bank & Trust Tri-Party            6.75            05/15/05                    10,734
Merrill Lynch Tri-Party                  6.45 - 7.56    10/01/02 - 06/01/35         13,799,950
----------------------------------------------------------------------------------------------

2.  Agreements and Other Transactions with Affiliates

   Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

   Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

   Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

   MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

   Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2001, BGIS did not receive any brokerage commissions from the Master Portfolio, related to purchases and sales of portfolio investments.

   Certain officers and trustees of MIP are also officers of Stephens. As of June 30, 2001, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.  Investment Portfolio Transactions

   At June 30, 2001, the Master Portfolio's cost for federal income tax purposes was the same as for financial statement purposes.

4.  Financial Highlights

   Financial highlights for the Master Portfolio were as follows:

----------------------------------------------------------------------------------------------------------
                                             Six           For The             For The             For The
                                    Months Ended        Year Ended        Period Ended        Period Ended
                                   June 30, 2001      December 31,        December 31,        February 28,
                                     (Unaudited)              2000           1999/(1)/           1999/(4)/
----------------------------------------------------------------------------------------------------------
  Ratio of expenses to average
    net assets/(3)/                        0.10%             0.10%               0.10%               0.10%
  Ratio of net investment
    income to average net
    assets/(3)/                            5.19%             6.43%               5.23%               5.17%
  Total return                             2.62%/(2)/        6.52%               4.44%/(2)/          2.61%/(2)/
----------------------------------------------------------------------------------------------------------

(1) For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 To December 31.
(2)  Not annualized.
(3)  Annualized for periods of less than one year.
(4) For the period from September 1, 1998 (commencement of operations) to February 28, 1999.

                                Barclays Global Investors Funds, Inc.
                                c/o Investors Bank and Trust Co.
                                200 Clarendon Street
                                Boston, MA 02116